Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 598,585	$ 407,591
Total accumulated depreciation	191,155	93,942
Property and equipment, net	407,430	313,649
Computers, software and manufacturing equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	169,219	52,977
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	247,792	186,494
Office furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 181,574	$ 168,120